Taxes - Schedule of Income (Loss) Before Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Taxes - Schedule of Income (Loss) Before Income Tax Expense (Details) [Line Items]
Total loss before income tax expense	¥ (130,931,546)	$ (18,722,961)	¥ (37,365,434)	¥ (36,949,421)
Current income tax expense
Deferred income tax expense
Total income tax expense	375	54
Current income tax expense
Total current tax expense (benefit)
Deferred income tax expense
Total deferred tax expense (benefit)
Total income tax expense/(benefit)
Total income tax expense	375	54
PRC [Member]
Taxes - Schedule of Income (Loss) Before Income Tax Expense (Details) [Line Items]
Total loss before income tax expense	(81,588,226)	(11,666,960)
Current income tax expense
Deferred income tax expense
Total income tax expense
Current income tax expense
Total current tax expense (benefit)
Deferred income tax expense
Total deferred tax expense (benefit)
Total income tax expense/(benefit)
Total income tax expense
Cayman [Member]
Taxes - Schedule of Income (Loss) Before Income Tax Expense (Details) [Line Items]
Total loss before income tax expense	(49,347,867)	(7,056,651)
Current income tax expense
Deferred income tax expense
Total income tax expense
Current income tax expense
Total current tax expense (benefit)
Deferred income tax expense
Total deferred tax expense (benefit)
Total income tax expense/(benefit)
Total income tax expense
Hong Kong [Member]
Taxes - Schedule of Income (Loss) Before Income Tax Expense (Details) [Line Items]
Total loss before income tax expense	4,547	650
Current income tax expense	375	54
Deferred income tax expense
Total income tax expense	375	54
Current income tax expense
Total current tax expense (benefit)	375	54
Deferred income tax expense
Total deferred tax expense (benefit)
Total income tax expense/(benefit)
Total income tax expense	¥ 375	$ 54